Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,384	$ 2,322	$ 1,933
2024	700
2025	500
2026	100
2027	0
2028	$ 0